Convertible Preferred Stock and Stockholders' Deficit - Conversion of SAFE's and Preferred Stock Sold (Details) - USD ($)		3 Months Ended					12 Months Ended
	Apr. 05, 2024	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025 [1]	Mar. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 14, 2026	May 07, 2026	Dec. 31, 2024	Mar. 26, 2024	Nov. 30, 2023	Oct. 31, 2023	Feb. 17, 2023
Shareholder's Deficit [Line Items]
Convertible Preferred Stock, par value (in dollar per share)		$ 0.0001					$ 0.0001				$ 0.0001	$ 0.00001	$ 0.00001	$ 1	$ 1
Sales Price / Share (in dollars per share)									$ 3.89
Common Class A [Member]
Shareholder's Deficit [Line Items]
Convertible Preferred Stock, par value (in dollar per share)		$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Restated [Member] | Common Class A [Member]
Shareholder's Deficit [Line Items]
Shares Sold (in shares)	19,607,159	4,866,447	927,391	1,667,777	3,137,276		10,598,891
Convertible Preferred Stock, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Sales Price / Share (in dollars per share)		$ 1.89	$ 1.89	$ 1.89	$ 1.89		$ 1.89
Total Proceeds		$ 9,182,844	$ 1,750,000	$ 3,147,136	$ 5,920,000	$ 7,271,985	$ 19,999,980
Sale of Stock, Tranche One [Member] | Restated [Member] | Common Class A [Member]
Shareholder's Deficit [Line Items]
Shares Sold (in shares)	5,722,318
Convertible Preferred Stock, par value (in dollar per share)	$ 0.0001
Sales Price / Share (in dollars per share)	$ 0.22
Total Proceeds	$ 1,241,998
Sale of Stock, Tranche Two [Member] | Restated [Member] | Common Class A [Member]
Shareholder's Deficit [Line Items]
Shares Sold (in shares)	13,884,841
Convertible Preferred Stock, par value (in dollar per share)	$ 0.0001
Sales Price / Share (in dollars per share)	$ 0.43
Total Proceeds	$ 6,029,987

[1]	Total proceeds from this includes warrants